Financial Risk Management - Interest Rate Risk (Details) - Interest rate risk - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in risk variable percent	1.00%
Financial Asset
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible increase in risk variable percent	1.00%	1.00%
Reasonably possible decrease in risk variable percent	1.00%	1.00%
Increase by 10%, impact on earnings	$ 2	$ 2
Decrease by 10%, impact on earnings	$ (2)	$ (2)
Borrowings
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible increase in risk variable percent	1.00%	1.00%
Reasonably possible decrease in risk variable percent	1.00%	1.00%
Increase by 10%, impact on earnings	$ (4)	$ (2)
Decrease by 10%, impact on earnings	$ 4	$ 2